SHORT TERM LOANS	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
SHORT TERM LOANS
NOTE 5   -   SHORT TERM LOANS

On January 4, 2015, the Company entered into a credit line agreement with Bank Leumi pursuant to which it was entitled to obtain a credit line in the principal amount of up to $1,000 ("the Bank Leumi Credit Facility"). The Bank Leumi Credit Facility was required to be repaid in full by the Company no later than April 1, 2015 and Bank Leumi's consent was required for early repayment. The drawn portion of the Bank Leumi Credit Facility bore interest at an annual rate of LIBOR plus 5.25% on the basis of a 365-day year, until paid in full. The Company drew the entire $1,000 Bank Leumi Credit Facility. The Company paid Bank Leumi a facility fee of $20 in connection with the facility. To secure the repayment of the Bank Leumi Credit Facility, the Company granted Bank Leumi (i) a first ranking fixed charge over the Company's goodwill; and (ii) a first ranking floating charge over all of the assets and rights of any type whatsoever, which the Company now has or may acquire in the future, subject to the rights of the IIA (formerly the OCS) and the BIRD Foundation and the rights under existing and future liens in favor of the First Intentional Bank of Israel Ltd. securing debt or indentures of up to an aggregate amount of $100. On March 16, 2015, the Company repaid all amounts outstanding under the Bank Leumi Credit Facility with the proceeds of the IPO and concurrent Private Placement.